Note 15 - Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
15.	EARNINGS (LOSS) PER SHARE

The income and weighted average number of common shares used in the calculation of basic and diluted income (loss) per share for the years ended
December 31, 2017,
2016,
and
2015
were as follows:

	201 7 Number	2016 Number	2015 Number
Weighted average number of common shares used as the denominator in calculating basic earnings per share	35,529,192	33,987,383	26,288,889
Adjustments for calculation of diluted earnings per share:
Options	-	814,609	1,521,831
Warrants	-	149,701	1,273,020
Weighted average number of common shares and potential common shares used as the denominator in calculating diluted earnings per share	35,529,192	34,951,693	29,083,740
Basic earnings (loss) per share	$(0.18)	$0.00	$0.10
Diluted earnings (loss) per share	$(0.18)	$0.00	$0.09